HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Derivatives Designated and Not Designated as Hedges
Maximum length of time over which future cash flow exposures are hedged (in years)	3 years
Notional value, derivatives designated and qualifying, foreign currency cash flow hedges	$ 4,715	$ 5,158
Notional value, derivatives designated and qualifying, commodity cash flow hedges	17	26
Notional value, derivatives designated and qualifying, fair value hedges	6,700	5,700
Notional value, derivatives designated and qualifying, hedges of net investments in foreign operations	1,718	1,681
Notional value, derivative instruments not designated and (or) not qualifying, economic hedges	3,865	3,629
Notional value, derivative instruments not designated and (or) not qualifying, commodity price risk hedges	1,084	1,165
Notional Amount of Interest Rate Cash Flow Hedge Derivatives	1,764
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	491	418
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	139	88
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	62	42
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	71	164
Anticipated gains (losses) cash flows hedges, estimated reclassification to earnings	41
Increase in the carrying value of long-term debt, in relation to interest rate fair value hedge adjustment	273
Available-for-Sale Securities
Fair Value, Derivatives Designated and Not Designated as Hedges
Notional Amount of Fair Value Hedge Instruments	850
Foreign currency contracts | Prepaid expenses and other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	149	170
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	19	29
Foreign currency contracts | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	42	0
Foreign currency contracts | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	55	41
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	24	116
Foreign currency contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	1	0
Interest rate contracts | Prepaid expenses and other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	7	0
Interest rate contracts | Other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	335	246
Interest rate contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	6	0
Commodity contracts | Prepaid expenses and other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Assets, at Fair Value	0	2
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	72	54
Commodity contracts | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivatives Designated as Hedging Instruments, Liabilities, at Fair Value	1	1
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	43	47
Commodity contracts | Other liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	1	0
Other Derivative Instruments | Prepaid expenses and other assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	6	5
Other Derivative Instruments | Accounts payable and accrued expenses
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	$ 2	$ 1